GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Aerospace & Defense – 1.3%
9,949	Boeing Co. (The)*	$ 1,779,677

Auto Components – 2.1%
27,109	Aptiv PLC*	2,891,717

Biotechnology – 5.2%
5,492	Argenx SE ADR (Netherlands)*	2,185,651
19,060	BioMarin Pharmaceutical, Inc.*	1,924,679
11,803	Sarepta Therapeutics, Inc.*	1,449,526
13,841	Seagen, Inc.*	1,680,159

		7,240,015

Chemicals – 4.6%
7,176	Linde PLC (United Kingdom)	2,414,580
15,943	Sherwin-Williams Co. (The)	3,972,677

		6,387,257

Equity Real Estate Investment Trusts (REITs) – 2.3%
14,219	American Tower Corp. REIT	3,145,954

Food Products – 2.6%
42,757	McCormick & Co., Inc.	3,642,041

Health Care Equipment & Supplies – 5.9%
82,133	Boston Scientific Corp.*	3,718,161
7,181	Insulet Corp.*	2,149,776
8,890	Intuitive Surgical, Inc.*	2,403,767

		8,271,704

Health Care Providers & Services – 2.0%
5,033	Humana, Inc.	2,767,647

Health Care Technology – 1.2%
8,684	Veeva Systems, Inc., Class A*	1,653,086

Hotels, Restaurants & Leisure – 2.1%
10,947	McDonald’s Corp.	2,986,232

Household Products – 2.0%
19,195	Procter & Gamble Co. (The)	2,863,126

Interactive Media & Services – 6.1%
39,349	Alphabet, Inc., Class A*	3,973,856
29,752	Alphabet, Inc., Class C*	3,018,340

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
143,848	Snap, Inc., Class A*	$ 1,483,073

		8,475,269

Internet & Direct Marketing Retail – 6.2%
70,898	Amazon.com, Inc.*	6,844,493
13,275	Etsy, Inc.*	1,753,495

		8,597,988

IT Services – 8.7%
11,992	Accenture PLC, Class A	3,608,753
15,048	Mastercard, Inc., Class A	5,363,107
21,708	PayPal Holdings, Inc.*	1,702,124
10,483	Snowflake, Inc., Class A*	1,498,021

		12,172,005

Life Sciences Tools & Services – 1.7%
8,771	Danaher Corp.	2,398,079

Pharmaceuticals – 3.4%
12,643	Eli Lilly & Co.	4,691,564

Road & Rail – 1.6%
7,327	Old Dominion Freight Line, Inc.	2,217,224

Semiconductors & Semiconductor Equipment – 8.8%
6,637	KLA Corp.	2,609,337
65,379	Marvell Technology, Inc.	3,041,431
39,504	NVIDIA Corp.	6,685,262

		12,336,030

Software – 14.0%
7,633	Atlassian Corp., Class A*	1,004,121
11,506	Bill.com Holdings, Inc.*	1,385,553
56,378	Microsoft Corp.	14,384,283
17,652	Salesforce, Inc.*	2,828,733

		19,602,690

Specialty Retail – 3.1%
4,823	RH*	1,383,381
25,474	Ross Stores, Inc.	2,997,526

		4,380,907

Technology Hardware, Storage & Peripherals – 10.4%
97,814	Apple, Inc.	14,479,406

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 4.4%
7,044	Lululemon Athletica, Inc.*	$ 2,678,904
31,311	NIKE, Inc., Class B	3,434,503

		6,113,407

TOTAL COMMON STOCKS (Cost $88,402,062)		$139,093,025

Shares	Dividend Rate	Value

Investment Company – 0.6%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
851,360	3.727%	$ 851,360
(Cost $851,360)

TOTAL INVESTMENTS – 100.3% (Cost $89,253,422)		$139,944,385

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(364,114)

NET ASSETS – 100.0%		$139,580,271

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Aerospace & Defense – 1.4%
2,029	Boeing Co. (The)*	$ 362,948
450	L3Harris Technologies, Inc.	102,186
2,074	Woodward, Inc.	198,689

		663,823

Auto Components – 0.6%
2,426	Aptiv PLC*	258,781

Automobiles – 1.0%
2,251	Tesla, Inc.*	438,270

Banks – 4.4%
15,183	Bank of America Corp.	574,677
5,050	Citizens Financial Group, Inc.	214,019
3,268	East West Bancorp, Inc.	229,446
5,585	JPMorgan Chase & Co.	771,735
2,539	Pinnacle Financial Partners, Inc.	212,997

		2,002,874

Beverages – 1.3%
1,408	Coca-Cola Co. (The)	89,563
4,327	Coca-Cola Europacific Partners PLC (United Kingdom)	229,720
1,057	Constellation Brands, Inc., Class A	272,019

		591,302

Biotechnology – 2.8%
608	AbbVie, Inc.	97,997
927	Biogen, Inc.*	282,893
2,322	BioMarin Pharmaceutical, Inc.*	234,475
4,790	Gilead Sciences, Inc.	420,706
2,081	Neurocrine Biosciences, Inc.*	264,412

		1,300,483

Building Products – 1.2%
2,249	Allegion PLC	255,599
1,569	Trane Technologies PLC	279,941

		535,540

Capital Markets – 3.4%
915	Ameriprise Financial, Inc.	303,734
4,903	Charles Schwab Corp. (The)	404,694
4,142	Morgan Stanley	385,496
572	MSCI, Inc.	290,479

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
512	S&P Global, Inc.	$ 180,633

		1,565,036

Chemicals – 1.6%
1,345	Linde PLC (United Kingdom)	452,565
1,182	Sherwin-Williams Co. (The)	294,531

		747,096

Communications Equipment – 1.1%
10,545	Cisco Systems, Inc.	524,297

Consumer Finance – 0.8%
2,236	American Express Co.	352,371

Diversified Financial Services – 1.0%
1,452	Berkshire Hathaway, Inc., Class B*	462,607

Diversified Telecommunication Services – 0.8%
19,159	AT&T, Inc.	369,385

Electric Utilities – 1.1%
2,987	NextEra Energy, Inc.	252,999
3,904	Xcel Energy, Inc.	274,139

		527,138

Electrical Equipment – 1.0%
1,278	Eaton Corp. PLC	208,889
990	Rockwell Automation, Inc.	261,578

		470,467

Entertainment – 1.6%
1,980	Electronic Arts, Inc.	258,945
3,121	Live Nation Entertainment, Inc.*	227,084
436	Walt Disney Co. (The)*	42,671
18,668	Warner Bros Discovery, Inc.*	212,815

		741,515

Equity Real Estate Investment Trusts (REITs) – 3.3%
1,381	AvalonBay Communities, Inc. REIT	241,537
3,445	Equity LifeStyle Properties, Inc. REIT	228,817
1,154	Essex Property Trust, Inc. REIT	254,318
962	Public Storage REIT	286,638
3,601	Regency Centers Corp. REIT	239,214
5,973	Ventas, Inc. REIT	277,924

		1,528,448

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 1.4%
1,951	Performance Food Group Co.*	$ 118,972
3,400	Walmart, Inc.	518,228

		637,200

Food Products – 1.9%
6,743	Kraft Heinz Co. (The)	265,337
2,980	McCormick & Co., Inc.	253,836
5,262	Mondelez International, Inc., Class A	355,764

		874,937

Health Care Equipment & Supplies – 0.6%
2,294	Zimmer Biomet Holdings, Inc.	275,509

Health Care Providers & Services – 5.3%
1,587	AmerisourceBergen Corp.	270,885
3,245	Centene Corp.*	282,477
3,932	CVS Health Corp.	400,592
578	Humana, Inc.	317,842
1,734	Quest Diagnostics, Inc.	263,273
1,611	UnitedHealth Group, Inc.	882,442

		2,417,511

Health Care Technology – 0.4%
979	Veeva Systems, Inc., Class A*	186,362

Hotels, Restaurants & Leisure – 2.8%
2,373	Expedia Group, Inc.*	253,532
1,849	McDonald’s Corp.	504,389
3,432	Wyndham Hotels & Resorts, Inc.	251,634
2,152	Yum! Brands, Inc.	276,876

		1,286,431

Household Durables – 0.5%
2,879	Lennar Corp., Class A	252,863

Household Products – 1.1%
3,918	Colgate-Palmolive Co.	303,567
1,444	Procter & Gamble Co. (The)	215,387

		518,954

Industrial Conglomerates – 0.8%
4,055	General Electric Co.	348,608

Insurance – 2.4%
4,384	Arch Capital Group Ltd.*	262,646
1,562	Chubb Ltd.	343,000

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
1,992	Globe Life, Inc.	$ 238,960
2,943	Principal Financial Group, Inc.	263,928

		1,108,534

Interactive Media & Services – 3.5%
5,215	Alphabet, Inc., Class A*	526,663
7,198	Alphabet, Inc., Class C*	730,237
2,886	Meta Platforms, Inc., Class A*	340,837

		1,597,737

Internet & Direct Marketing Retail – 2.2%
8,896	Amazon.com, Inc.*	858,820
1,052	Etsy, Inc.*	138,959

		997,779

IT Services – 4.3%
1,623	Accenture PLC, Class A	488,409
4,229	Fidelity National Information Services, Inc.	306,941
414	Mastercard, Inc., Class A	147,550
4,017	PayPal Holdings, Inc.*	314,973
3,232	Visa, Inc., Class A	701,344

		1,959,217

Life Sciences Tools & Services – 2.1%
9,983	Avantor, Inc.*	222,421
1,679	Danaher Corp.	459,055
187	Mettler-Toledo International, Inc.*	274,808

		956,284

Machinery – 2.2%
1,060	Cummins, Inc.	266,230
3,744	Fortive Corp.	252,907
1,205	Illinois Tool Works, Inc.	274,101
2,618	ITT, Inc.	221,274

		1,014,512

Media – 0.5%
5,694	Comcast Corp., Class A	208,628

Metals & Mining – 1.4%
8,829	Freeport-McMoRan, Inc.	351,394
2,846	Steel Dynamics, Inc.	295,785

		647,179

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multiline Retail – 0.7%
1,796	Target Corp.	$ 300,058

Multi-Utilities – 1.1%
4,022	CMS Energy Corp.	245,623
2,784	WEC Energy Group, Inc.	276,006

		521,629

Oil, Gas & Consumable Fuels – 5.2%
2,117	Chesapeake Energy Corp.	219,109
1,012	Chevron Corp.	185,510
3,369	ConocoPhillips	416,105
4,107	Devon Energy Corp.	281,412
763	EOG Resources, Inc.	108,292
7,515	Exxon Mobil Corp.	836,720
10,236	Marathon Oil Corp.	313,529

		2,360,677

Pharmaceuticals – 3.7%
3,556	AstraZeneca PLC ADR (United Kingdom)	241,701
5,860	Bristol-Myers Squibb Co.	470,441
1,568	Eli Lilly & Co.	581,854
1,906	Johnson & Johnson	339,268
403	Merck & Co., Inc.	44,378

		1,677,642

Professional Services – 1.2%
2,271	Booz Allen Hamilton Holding Corp.	241,635
619	CoStar Group, Inc.*	50,164
1,461	Verisk Analytics, Inc.	268,400

		560,199

Road & Rail – 1.6%
4,361	Knight-Swift Transportation Holdings, Inc.	241,730
887	Old Dominion Freight Line, Inc.	268,415
914	Saia, Inc.*	222,642

		732,787

Semiconductors & Semiconductor Equipment – 3.9%
807	KLA Corp.	317,272
5,113	Marvell Technology, Inc.	237,857
1,468	MKS Instruments, Inc.	123,107
4,754	NVIDIA Corp.	804,519
4,012	ON Semiconductor Corp.*	301,702

		1,784,457

Shares	Description	Value

Common Stocks – (continued)
Software – 9.3%
572	Adobe, Inc.*	$ 197,300
1,759	Cadence Design Systems, Inc.*	302,618
6,135	Dynatrace, Inc.*	237,731
10,871	Microsoft Corp.	2,773,627
1,403	Palo Alto Networks, Inc.*	238,370
2,745	Salesforce, Inc.*	439,886
115	ServiceNow, Inc.*	47,875

		4,237,407

Specialty Retail – 1.3%
498	Home Depot, Inc. (The)	161,347
1,652	Ross Stores, Inc.	194,391
535	Ulta Beauty, Inc.*	248,689

		604,427

Technology Hardware, Storage & Peripherals – 6.9%
18,215	Apple, Inc.	2,696,366
5,303	Dell Technologies, Inc., Class C	237,521
3,286	NetApp, Inc.	222,167

		3,156,054

Textiles, Apparel & Luxury Goods – 1.5%
4,689	Capri Holdings Ltd.*	268,914
3,777	NIKE, Inc., Class B	414,299

		683,213

TOTAL COMMON STOCKS (Cost $36,223,890)		$44,986,228

Shares	Dividend Rate	Value

Investment Company – 1.8%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
802,844	3.727%	$ 802,844
(Cost $802,844)

TOTAL INVESTMENTS – 100.0% (Cost $37,026,734)		$45,789,072

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		7,999

NET ASSETS – 100.0%		$45,797,071

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%
Aerospace & Defense – 1.6%
56,194	Boeing Co. (The)*	$ 10,051,983
21,753	L3Harris Technologies, Inc.	4,939,671
4,467	TransDigm Group, Inc.	2,807,509

		17,799,163

Air Freight & Logistics – 0.4%
23,535	United Parcel Service, Inc., Class B	4,465,296

Airlines – 0.1%
37,505	United Airlines Holdings, Inc.*	1,656,596

Auto Components – 0.7%
76,056	Aptiv PLC*	8,112,894

Automobiles – 1.7%
301,087	General Motors Co.	12,212,089
34,886	Tesla, Inc.*	6,792,304

		19,004,393

Banks – 4.4%
429,205	Bank of America Corp.	16,245,409
65,004	First Republic Bank	8,295,160
144,909	JPMorgan Chase & Co.	20,023,526
16,355	M&T Bank Corp.	2,780,677
16,306	PNC Financial Services Group, Inc. (The)	2,743,648

		50,088,420

Beverages – 1.3%
54,839	Coca-Cola Europacific Partners PLC (United Kingdom)	2,911,402
26,466	Constellation Brands, Inc., Class A	6,811,025
50,844	Monster Beverage Corp.*	5,229,814

		14,952,241

Biotechnology – 2.1%
11,200	Alnylam Pharmaceuticals, Inc.*	2,470,608
8,343	Argenx SE ADR (Netherlands)*	3,320,264
10,797	Biogen, Inc.*	3,294,920
6,841	BioMarin Pharmaceutical, Inc.*	690,804
102,252	Gilead Sciences, Inc.	8,980,793
22,995	Neurocrine Biosciences, Inc.*	2,921,745
14,697	Seagen, Inc.*	1,784,069

		23,463,203

Shares	Description	Value

Common Stocks – (continued)
Building Products – 0.6%
39,956	Trane Technologies PLC	$ 7,128,950

Capital Markets – 2.7%
6,015	BlackRock, Inc.	4,306,740
49,123	Carlyle Group, Inc. (The)	1,531,164
91,378	Charles Schwab Corp. (The)	7,542,340
87,462	Morgan Stanley	8,140,089
4,730	MSCI, Inc.	2,402,036
15,812	Raymond James Financial, Inc.	1,848,423
10,399	S&P Global, Inc.	3,668,767
13,031	Tradeweb Markets, Inc., Class A	800,885

		30,240,444

Chemicals – 1.9%
6,499	Air Products and Chemicals, Inc.	2,015,730
20,513	Ecolab, Inc.	3,073,463
19,194	Linde PLC (United Kingdom)	6,458,397
41,709	Sherwin-Williams Co. (The)	10,393,048

		21,940,638

Commercial Services & Supplies – 0.3%
27,183	Waste Connections, Inc.	3,927,943

Communications Equipment – 1.3%
249,094	Cisco Systems, Inc.	12,384,954
10,426	Motorola Solutions, Inc.	2,837,957

		15,222,911

Construction Materials – 1.0%
30,979	Martin Marietta Materials, Inc.	11,353,184

Consumer Finance – 0.7%
52,021	American Express Co.	8,197,989

Containers & Packaging – 0.6%
126,395	Ball Corp.	7,088,232

Diversified Financial Services – 1.0%
38,776	Apollo Global Management, Inc.	2,690,667
27,071	Berkshire Hathaway, Inc., Class B*	8,624,820

		11,315,487

Diversified Telecommunication Services – 0.9%
538,824	AT&T, Inc.	10,388,527

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – 1.0%
91,243	NextEra Energy, Inc.	$ 7,728,282
49,829	Xcel Energy, Inc.	3,498,992

		11,227,274

Electrical Equipment – 2.2%
53,328	Eaton Corp. PLC	8,716,462
57,025	Rockwell Automation, Inc.	15,067,145
36,147	Shoals Technologies Group, Inc., Class A*	1,047,179

		24,830,786

Electronic Equipment, Instruments & Components – 0.9%
39,765	CDW Corp.	7,501,270
16,845	Keysight Technologies, Inc.*	3,047,092

		10,548,362

Energy Equipment & Services – 0.5%
144,655	Halliburton Co.	5,480,978

Entertainment – 1.2%
25,698	Electronic Arts, Inc.	3,360,784
58,160	Live Nation Entertainment, Inc.*	4,231,722
5,190	Netflix, Inc.*	1,585,701
19,476	Walt Disney Co. (The)*	1,906,116
247,813	Warner Bros Discovery, Inc.*	2,825,068

		13,909,391

Equity Real Estate Investment Trusts (REITs) – 2.2%
28,368	Alexandria Real Estate Equities, Inc. REIT	4,414,345
17,854	American Tower Corp. REIT	3,950,198
44,298	Americold Realty Trust, Inc. REIT	1,322,295
11,729	AvalonBay Communities, Inc. REIT	2,051,402
19,663	Digital Realty Trust, Inc. REIT	2,211,301
2,913	Equinix, Inc. REIT	2,011,863
33,500	Equity LifeStyle Properties, Inc. REIT	2,225,070
26,165	Prologis, Inc. REIT	3,081,975
8,169	Public Storage REIT	2,434,035
10,845	Ryman Hospitality Properties, Inc. REIT	992,643

		24,695,127

Food Products – 1.9%
45,155	Kraft Heinz Co. (The)	1,776,849
148,238	McCormick & Co., Inc.	12,626,913

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
107,305	Mondelez International, Inc., Class A	$ 7,254,891

		21,658,653

Health Care Equipment & Supplies – 3.3%
154,819	Boston Scientific Corp.*	7,008,656
33,504	Dexcom, Inc.*	3,895,845
32,970	Edwards Lifesciences Corp.*	2,546,933
12,068	Insulet Corp.*	3,612,797
43,152	Intuitive Surgical, Inc.*	11,667,869
73,007	Zimmer Biomet Holdings, Inc.	8,768,141

		37,500,241

Health Care Providers & Services – 4.9%
29,327	AmerisourceBergen Corp.	5,005,826
30,465	Centene Corp.*	2,651,978
175,325	CVS Health Corp.	17,862,111
15,692	Humana, Inc.	8,629,031
38,777	UnitedHealth Group, Inc.	21,240,489

		55,389,435

Health Care Technology – 0.4%
25,527	Veeva Systems, Inc., Class A*	4,859,320

Hotels, Restaurants & Leisure – 2.3%
25,667	Airbnb, Inc., Class A*	2,621,627
1,527	Chipotle Mexican Grill, Inc.*	2,484,368
19,077	Domino’s Pizza, Inc.	7,415,802
39,574	McDonald’s Corp.	10,795,392
39,940	Wyndham Hotels & Resorts, Inc.	2,928,401

		26,245,590

Household Products – 1.6%
48,578	Colgate-Palmolive Co.	3,763,823
93,563	Procter & Gamble Co. (The)	13,955,857

		17,719,680

Industrial Conglomerates – 0.9%
121,153	General Electric Co.	10,415,523

Insurance – 1.5%
12,554	Allstate Corp. (The)	1,680,981
41,460	Arch Capital Group Ltd.*	2,483,869
15,692	Chubb Ltd.	3,445,806
21,369	Globe Life, Inc.	2,563,425

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
938	Markel Corp.*	$ 1,242,700
20,628	Marsh & McLennan Cos., Inc.	3,572,357
15,656	Progressive Corp. (The)	2,068,940

		17,058,078

Interactive Media & Services – 3.8%
166,887	Alphabet, Inc., Class A*	16,853,918
161,808	Alphabet, Inc., Class C*	16,415,422
62,260	Meta Platforms, Inc., Class A*	7,352,906
199,353	Snap, Inc., Class A*	2,055,329

		42,677,575

Internet & Direct Marketing Retail – 2.7%
286,948	Amazon.com, Inc.*	27,701,960
19,974	Etsy, Inc.*	2,638,366

		30,340,326

IT Services – 4.2%
46,371	Accenture PLC, Class A	13,954,425
26,893	Fidelity National Information Services, Inc.	1,951,894
75,261	International Business Machines Corp.	11,206,363
98,680	PayPal Holdings, Inc.*	7,737,499
17,171	Snowflake, Inc., Class A*	2,453,736
49,329	Visa, Inc., Class A	10,704,393

		48,008,310

Life Sciences Tools & Services – 1.8%
36,364	Danaher Corp.	9,942,282
12,103	Illumina, Inc.*	2,639,422
31,967	West Pharmaceutical Services, Inc.	7,501,376

		20,083,080

Machinery – 2.6%
42,776	Caterpillar, Inc.	10,112,674
2,111	Deere & Co.	930,951
53,909	Illinois Tool Works, Inc.	12,262,680
74,927	Stanley Black & Decker, Inc.	6,123,035

		29,429,340

Media – 0.3%
31,855	Comcast Corp., Class A	1,167,167
49,645	New York Times Co. (The), Class A	1,819,489

		2,986,656

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 1.3%
244,184	Freeport-McMoRan, Inc.	$ 9,718,523
43,982	Steel Dynamics, Inc.	4,571,049

		14,289,572

Multiline Retail – 1.2%
12,665	Dollar General Corp.	3,238,187
62,664	Target Corp.	10,469,275

		13,707,462

Multi-Utilities – 1.0%
52,126	Ameren Corp.	4,655,894
74,797	CMS Energy Corp.	4,567,853
37,024	Dominion Energy, Inc.	2,262,537

		11,486,284

Oil, Gas & Consumable Fuels – 4.7%
23,076	Cheniere Energy, Inc.	4,046,607
9,908	Chesapeake Energy Corp.	1,025,478
29,464	Chevron Corp.	5,401,046
24,722	ConocoPhillips	3,053,414
21,093	Devon Energy Corp.	1,445,292
13,491	DT Midstream, Inc.	813,912
11,454	EOG Resources, Inc.	1,625,666
152,758	Exxon Mobil Corp.	17,008,076
38,989	Hess Corp.	5,610,907
168,380	Marathon Oil Corp.	5,157,479
26,549	Ovintiv, Inc.	1,480,372
16,156	Range Resources Corp.	466,424
79,419	Targa Resources Corp.	5,907,980

		53,042,653

Personal Products – 0.3%
12,183	Estee Lauder Cos., Inc. (The), Class A	2,872,630

Pharmaceuticals – 3.8%
55,843	AstraZeneca PLC ADR (United Kingdom)	3,795,649
189,040	Bristol-Myers Squibb Co.	15,176,131
98,900	Catalent, Inc.*	4,957,857
43,732	Eli Lilly & Co.	16,228,071
19,965	Zoetis, Inc.	3,077,405

		43,235,113

Professional Services – 0.1%
7,771	Verisk Analytics, Inc.	1,427,610

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 1.2%
27,083	Norfolk Southern Corp.	$ 6,946,789
12,219	Old Dominion Freight Line, Inc.	3,697,592
92,915	Uber Technologies, Inc.*	2,707,543

		13,351,924

Semiconductors & Semiconductor Equipment – 4.3%
8,672	Enphase Energy, Inc.*	2,780,157
33,258	KLA Corp.	13,075,383
91,940	Marvell Technology, Inc.	4,277,049
30,105	Micron Technology, Inc.	1,735,553
108,939	NVIDIA Corp.	18,435,747
30,942	ON Semiconductor Corp.*	2,326,838
24,014	Texas Instruments, Inc.	4,333,566
16,528	Wolfspeed, Inc.*	1,502,726

		48,467,019

Software – 7.7%
18,179	Adobe, Inc.*	6,270,482
13,041	Atlassian Corp., Class A*	1,715,544
17,104	Bill.com Holdings, Inc.*	2,059,664
50,461	Dynatrace, Inc.*	1,955,364
5,005	HubSpot, Inc.*	1,516,665
235,874	Microsoft Corp.	60,180,892
20,712	Palo Alto Networks, Inc.*	3,518,969
30,725	Salesforce, Inc.*	4,923,681
6,820	ServiceNow, Inc.*	2,839,166
15,755	Zscaler, Inc.*	2,102,505

		87,082,932

Specialty Retail – 2.3%
3,377	Home Depot, Inc. (The)	1,094,114
32,601	RH*	9,350,945
85,215	Ross Stores, Inc.	10,027,249
12,049	Tractor Supply Co.	2,726,809
6,649	Ulta Beauty, Inc.*	3,090,721

		26,289,838

Technology Hardware, Storage & Peripherals – 5.6%
427,630	Apple, Inc.	63,302,069

Textiles, Apparel & Luxury Goods – 0.9%
38,361	Capri Holdings Ltd.*	2,200,003
8,405	Lululemon Athletica, Inc.*	3,196,506

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
46,396	NIKE, Inc., Class B	$ 5,089,177

		10,485,686

TOTAL COMMON STOCKS (Cost $778,099,151)		$1,110,451,028

Shares	Dividend Rate	Value

Investment Company – 0.8%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
9,421,485	3.727%	$ 9,421,485
(Cost $9,421,485)

TOTAL INVESTMENTS – 98.7% (Cost $787,520,636)		$1,119,872,513

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		14,450,367

NET ASSETS – 100.0%		$1,134,322,880

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Aerospace & Defense – 1.0%
97,000	Woodward, Inc.	$ 9,292,600

Auto Components – 1.9%
170,753	Aptiv PLC*	18,214,223

Banks – 1.3%
95,930	First Republic Bank	12,241,627

Biotechnology – 6.0%
49,756	Alnylam Pharmaceuticals, Inc.*	10,975,676
18,604	Argenx SE ADR (Netherlands)*	7,403,834
29,185	BioMarin Pharmaceutical, Inc.*	2,947,101
111,284	Neurocrine Biosciences, Inc.*	14,139,745
99,682	Sarepta Therapeutics, Inc.*	12,241,947
86,651	Seagen, Inc.*	10,518,565

		58,226,868

Building Products – 2.0%
109,108	Trane Technologies PLC	19,467,049

Capital Markets – 2.6%
130,514	Ares Management Corp., Class A	10,230,992
21,856	MSCI, Inc.	11,099,133
72,113	Tradeweb Markets, Inc., Class A	4,432,065

		25,762,190

Chemicals – 2.7%
96,926	Ashland, Inc.	10,843,112
116,756	PPG Industries, Inc.	15,787,746

		26,630,858

Construction Materials – 1.6%
43,483	Martin Marietta Materials, Inc.	15,935,650

Containers & Packaging – 1.8%
319,153	Ball Corp.	17,898,100

Electrical Equipment – 4.4%
106,773	AMETEK, Inc.	15,206,611
102,680	Rockwell Automation, Inc.	27,130,109

		42,336,720

Electronic Equipment, Instruments & Components – 4.0%
189,160	Amphenol Corp., Class A	15,214,139

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
129,659	Keysight Technologies, Inc.*	$ 23,454,016

		38,668,155

Entertainment – 1.8%
166,103	Live Nation Entertainment, Inc.*	12,085,654
485,314	Warner Bros Discovery, Inc.*	5,532,580

		17,618,234

Equity Real Estate Investment Trusts (REITs) – 1.3%
89,418	Ryman Hospitality Properties, Inc. REIT	8,184,429
13,932	SBA Communications Corp. REIT	4,169,848

		12,354,277

Food Products – 3.3%
170,501	McCormick & Co., Inc.	14,523,275
944,557	Utz Brands, Inc.	18,003,257

		32,526,532

Health Care Equipment & Supplies – 6.6%
18,275	Align Technology, Inc.*	3,593,961
233,070	Dexcom, Inc.*	27,101,380
77,380	Insulet Corp.*	23,165,251
85,152	Zimmer Biomet Holdings, Inc.	10,226,755

		64,087,347

Health Care Providers & Services – 2.0%
111,311	AmerisourceBergen Corp.	18,999,675

Health Care Technology – 2.2%
112,215	Veeva Systems, Inc., Class A*	21,361,247

Hotels, Restaurants & Leisure – 3.3%
36,414	Domino’s Pizza, Inc.	14,155,214
171,948	Expedia Group, Inc.*	18,370,925

		32,526,139

Interactive Media & Services – 0.5%
476,597	Snap, Inc., Class A*	4,913,715

Internet & Direct Marketing Retail – 1.6%
120,356	Etsy, Inc.*	15,897,824

Life Sciences Tools & Services – 4.0%
14,604	Mettler-Toledo International, Inc.*	21,461,454

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
74,119	West Pharmaceutical Services, Inc.	$ 17,392,765

		38,854,219

Machinery – 6.2%
92,060	Chart Industries, Inc.*	13,163,659
69,273	Cummins, Inc.	17,398,607
146,893	Fortive Corp.	9,922,622
127,703	ITT, Inc.	10,793,458
83,530	Xylem, Inc.	9,384,595

		60,662,941

Media – 1.0%
190,560	Trade Desk, Inc. (The), Class A*	9,935,798

Metals & Mining – 1.3%
321,529	Freeport-McMoRan, Inc.	12,796,854

Oil, Gas & Consumable Fuels – 4.6%
102,589	Cheniere Energy, Inc.	17,990,007
124,518	Devon Energy Corp.	8,531,974
74,577	Hess Corp.	10,732,376
102,272	Targa Resources Corp.	7,608,014

		44,862,371

Pharmaceuticals – 1.1%
220,954	Catalent, Inc.*	11,076,424

Professional Services – 3.0%
169,536	CoStar Group, Inc.*	13,739,197
81,639	Verisk Analytics, Inc.	14,997,901

		28,737,098

Road & Rail – 2.2%
46,000	Old Dominion Freight Line, Inc.	13,920,060
30,673	Saia, Inc.*	7,471,636

		21,391,696

Semiconductors & Semiconductor Equipment – 4.8%
54,455	Enphase Energy, Inc.*	17,457,728
135,709	Entegris, Inc.	10,488,949
86,323	MKS Instruments, Inc.	7,239,047
156,951	ON Semiconductor Corp.*	11,802,715

		46,988,439

Shares	Description	Value

Common Stocks – (continued)
Software – 10.4%
33,077	Atlassian Corp., Class A*	$ 4,351,279
71,902	Bill.com Holdings, Inc.*	8,658,439
153,019	Cadence Design Systems, Inc.*	26,325,389
96,305	Datadog, Inc., Class A*	7,297,993
300,100	Dynatrace, Inc.*	11,628,875
35,542	HubSpot, Inc.*	10,770,292
47,549	Palo Alto Networks, Inc.*	8,078,575
41,411	Paycom Software, Inc.*	14,042,470
76,808	Zscaler, Inc.*	10,250,028

		101,403,340

Specialty Retail – 3.9%
98,367	Burlington Stores, Inc.*	19,248,454
23,973	RH*	6,876,176
24,701	Ulta Beauty, Inc.*	11,482,013

		37,606,643

Textiles, Apparel & Luxury Goods – 2.7%
69,426	Lululemon Athletica, Inc.*	26,403,402

TOTAL COMMON STOCKS (Cost $787,543,096)		$945,678,255

Shares	Dividend Rate	Value

Investment Company – 3.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
31,414,561	3.727%	$ 31,414,561
(Cost $31,414,561)

TOTAL INVESTMENTS – 100.3% (Cost $818,957,657)		$977,092,816

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(3,258,838)

NET ASSETS – 100.0%		$973,833,978

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Aerospace & Defense – 2.2%
9,945	Kratos Defense & Security Solutions, Inc.*	$ 94,676
3,833	Maxar Technologies, Inc.	92,759
5,343	Moog, Inc., Class A	465,001

		652,436

Biotechnology – 9.2%
10,784	2seventy bio, Inc.*	168,985
3,800	4D Molecular Therapeutics, Inc.*	91,846
10,728	Agios Pharmaceuticals, Inc.*	323,342
6,945	Alkermes PLC*	172,097
15,774	Allogene Therapeutics, Inc.*	155,532
24,311	Annexon, Inc.*	132,252
4,095	Apellis Pharmaceuticals, Inc.*	204,463
5,982	Avidity Biosciences, Inc.*	69,630
4,850	Beam Therapeutics, Inc.*	224,022
5,836	Cytokinetics, Inc.*	248,030
5,442	Design Therapeutics, Inc.*	76,188
8,099	Halozyme Therapeutics, Inc.*	463,749
3,801	Sage Therapeutics, Inc.*	155,993
10,911	Sutro Biopharma, Inc.*	81,723
2,039	Ultragenyx Pharmaceutical, Inc.*	74,016
3,480	Zentalis Pharmaceuticals, Inc.*	76,978

		2,718,846

Building Products – 2.2%
8,153	AAON, Inc.	646,207

Capital Markets – 2.6%
2,488	Hamilton Lane, Inc., Class A	183,813
3,281	Houlihan Lokey, Inc.	322,686
3,651	PJT Partners, Inc., Class A	281,164

		787,663

Chemicals – 4.1%
5,518	Ashland, Inc.	617,299
3,356	Balchem Corp.	472,525
4,692	Livent Corp.*	131,329

		1,221,153

Commercial Services & Supplies – 0.5%
1,897	Casella Waste Systems, Inc., Class A*	163,313

Communications Equipment – 1.1%
4,470	Calix, Inc.*	318,711

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – 1.3%
6,005	Ameresco, Inc., Class A*	$ 393,448

Diversified Consumer Services – 0.9%
19,841	Udemy, Inc.*	281,544

Electrical Equipment – 1.4%
14,388	Shoals Technologies Group, Inc., Class A*	416,820

Electronic Equipment, Instruments & Components – 3.6%
6,153	Badger Meter, Inc.	712,640
2,293	Novanta, Inc.*	361,721

		1,074,361

Energy Equipment & Services – 0.8%
4,539	Cactus, Inc., Class A	246,876

Food Products – 2.5%
15,572	Hostess Brands, Inc.*	411,101
22,466	Sovos Brands, Inc.*	323,286

		734,387

Health Care Equipment & Supplies – 6.8%
7,226	Axonics, Inc.*	494,837
4,815	Inari Medical, Inc.*	354,288
2,844	iRhythm Technologies, Inc.*	310,138
3,104	Nevro Corp.*	144,988
4,907	Omnicell, Inc.*	253,250
6,112	Outset Medical, Inc.*	128,841
1,309	Shockwave Medical, Inc.*	331,962

		2,018,304

Health Care Providers & Services – 2.2%
2,476	Acadia Healthcare Co., Inc.*	220,512
23,900	Alignment Healthcare, Inc.*	317,870
2,717	National Research Corp.	105,257

		643,639

Health Care Technology – 2.2%
13,049	Evolent Health, Inc., Class A*	375,681
6,904	Simulations Plus, Inc.	280,233

		655,914

Hotels, Restaurants & Leisure – 5.5%
15,895	First Watch Restaurant Group, Inc.*	249,234

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
13,502	Sweetgreen, Inc., Class A*	$ 193,484
3,798	Texas Roadhouse, Inc.	377,217
3,373	Wingstop, Inc.	558,265
3,297	Wyndham Hotels & Resorts, Inc.	241,736

		1,619,936

Household Durables – 0.8%
1,589	TopBuild Corp.*	244,833

Insurance – 0.7%
3,192	Palomar Holdings, Inc.*	200,266

Internet & Direct Marketing Retail – 0.8%
5,703	Xometry, Inc., Class A*	240,838

IT Services – 2.9%
2,595	ExlService Holdings, Inc.*	485,784
16,738	Flywire Corp.*	363,047

		848,831

Life Sciences Tools & Services – 2.3%
4,205	10X Genomics, Inc., Class A*	162,565
4,948	Azenta, Inc.	297,919
13,704	MaxCyte, Inc.*	82,087
11,542	Pacific Biosciences of California, Inc.*	124,077
5,269	Rapid Micro Biosystems, Inc., Class A*(a)	10,801

		677,449

Machinery – 11.6%
2,656	Chart Industries, Inc.*	379,781
8,834	Evoqua Water Technologies Corp.*	384,191
11,423	Federal Signal Corp.	555,044
4,756	Franklin Electric Co., Inc.	396,175
2,352	RBC Bearings, Inc.*	557,353
11,075	Shyft Group, Inc. (The)	271,670
3,228	Timken Co. (The)	245,263
4,218	Watts Water Technologies, Inc., Class A	668,342

		3,457,819

Media – 0.8%
24,020	Integral Ad Science Holding Corp.*	238,999

Multiline Retail – 0.5%
2,545	Ollie’s Bargain Outlet Holdings, Inc.*	154,991

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.6%
4,141	Callon Petroleum Co.*	$ 173,591
3,502	Denbury, Inc.*	314,339
28,207	Kosmos Energy Ltd. (Ghana)*	187,576
2,669	Matador Resources Co.	177,115
21,124	Permian Resources Corp.	214,620

		1,067,241

Personal Products – 2.1%
11,410	elf Beauty, Inc.*	627,094

Pharmaceuticals – 0.0%
2,606	Atea Pharmaceuticals, Inc.*	12,222

Road & Rail – 1.7%
2,076	Saia, Inc.*	505,693

Semiconductors & Semiconductor Equipment – 6.2%
4,997	Axcelis Technologies, Inc.*	399,061
8,160	Cohu, Inc.*	292,291
18,497	Credo Technology Group Holding Ltd.*	257,663
6,914	MaxLinear, Inc.*	253,053
3,439	Onto Innovation, Inc.*	274,948
4,461	Power Integrations, Inc.	359,021

		1,836,037

Software – 8.8%
1,250	Coupa Software, Inc.*	79,050
18,881	EverCommerce, Inc.*	125,936
18,665	Instructure Holdings, Inc.*	468,678
11,689	JFrog Ltd. (Israel) *	256,924
7,356	KnowBe4, Inc., Class A*	181,620
10,954	PagerDuty, Inc.*	243,617
13,593	Paycor HCM, Inc.*	393,110
1,609	Qualys, Inc.*	198,422
4,484	Sprout Social, Inc., Class A*	265,901
10,203	Tenable Holdings, Inc.*	389,550

		2,602,808

Specialty Retail – 3.6%
25,486	Arhaus, Inc.*(a)	245,430
3,559	Boot Barn Holdings, Inc.*	239,699
9,146	Leslie’s, Inc.*	133,531
1,527	Murphy USA, Inc.	451,702

		1,070,362

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 1.8%
5,165	Crocs, Inc.*	$ 521,665

Trading Companies & Distributors – 1.4%
20,185	Core & Main, Inc., Class A*	419,848

TOTAL COMMON STOCKS (Cost $25,612,504)		$29,320,554

Shares	Dividend Rate	Value

Investment Company – 1.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
378,977	3.727%	$ 378,977
(Cost $378,977)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $25,991,481)		$29,699,531

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,236	3.727%	$ 12,236
(Cost $12,236)

TOTAL INVESTMENTS – 100.0% (Cost $26,003,717)		$29,711,767

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(18,573)

NET ASSETS – 100.0%		$29,693,194

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Aerospace & Defense – 1.0%
124,727	HEICO Corp.	$ 20,244,439

Biotechnology – 7.9%
494,418	Agios Pharmaceuticals, Inc.*	14,901,758
96,952	Allogene Therapeutics, Inc.*	955,947
291,680	Beam Therapeutics, Inc.*	13,472,699
122,744	Cytokinetics, Inc.*	5,216,620
1,182,090	Exelixis, Inc.*	20,190,097
748,508	Halozyme Therapeutics, Inc.*	42,859,568
298,471	Neurocrine Biosciences, Inc.*	37,923,725
129,370	Sarepta Therapeutics, Inc.*	15,887,930
339,962	Ultragenyx Pharmaceutical, Inc.*	12,340,621

		163,748,965

Building Products – 2.8%
440,152	AAON, Inc.	34,886,447
204,255	Allegion PLC	23,213,581

		58,100,028

Capital Markets – 3.5%
62,957	FactSet Research Systems, Inc.	29,041,435
129,854	Houlihan Lokey, Inc.	12,771,141
84,131	LPL Financial Holdings, Inc.	19,914,649
354,695	TPG, Inc.	11,811,343

		73,538,568

Chemicals – 4.0%
401,888	Ashland, Inc.	44,959,210
370,453	RPM International, Inc.	38,386,340

		83,345,550

Commercial Services & Supplies – 1.7%
224,453	Tetra Tech, Inc.	34,698,189

Communications Equipment – 0.7%
325,068	Ciena Corp.*	14,615,057

Construction & Engineering – 1.9%
256,200	Ameresco, Inc., Class A*	16,786,224
148,612	Quanta Services, Inc.	22,273,967

		39,060,191

Containers & Packaging – 2.2%
143,259	Avery Dennison Corp.	27,696,262

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – (continued)
332,935	Ball Corp.	$ 18,670,995

		46,367,257

Electrical Equipment – 0.8%
574,592	Shoals Technologies Group, Inc., Class A*	16,645,930

Electronic Equipment, Instruments & Components – 2.2%
163,230	Novanta, Inc.*	25,749,533
48,772	Teledyne Technologies, Inc.*	20,489,117

		46,238,650

Entertainment – 1.0%
346,458	Liberty Media Corp.-Liberty Formula One, Class C*	21,113,151

Equity Real Estate Investment Trusts (REITs) – 0.8%
186,619	Ryman Hospitality Properties, Inc. REIT	17,081,237

Food & Staples Retailing – 3.0%
520,793	BJ’s Wholesale Club Holdings, Inc.*	39,184,465
99,919	Casey’s General Stores, Inc.	24,282,316

		63,466,781

Food Products – 1.2%
963,288	Hostess Brands, Inc.*	25,430,803

Health Care Equipment & Supplies – 4.5%
298,369	Axonics, Inc.*	20,432,309
204,101	Inari Medical, Inc.*	15,017,752
52,793	Insulet Corp.*	15,804,640
147,609	iRhythm Technologies, Inc.*	16,096,761
165,747	Omnicell, Inc.*	8,554,203
66,540	Shockwave Medical, Inc.*	16,874,544

		92,780,209

Health Care Providers & Services – 3.1%
1,286,900	Alignment Healthcare, Inc.*	17,115,770
418,599	Guardant Health, Inc.*	21,909,472
48,830	Molina Healthcare, Inc.*	16,444,479
301,513	Option Care Health, Inc.*	9,078,556

		64,548,277

Health Care Technology – 0.7%
473,312	Evolent Health, Inc., Class A*	13,626,653

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 6.8%
36,446	Domino’s Pizza, Inc.	$ 14,167,654
411,723	Planet Fitness, Inc., Class A*	32,262,614
314,682	Texas Roadhouse, Inc.	31,254,216
94,780	Vail Resorts, Inc.	24,409,641
148,623	Wingstop, Inc.	24,598,593
206,021	Wyndham Hotels & Resorts, Inc.	15,105,460

		141,798,178

Insurance – 0.6%
41,478	Kinsale Capital Group, Inc.	12,783,934

Interactive Media & Services – 0.4%
318,612	Bumble, Inc., Class A*	7,761,388

IT Services – 0.9%
204,937	DigitalOcean Holdings, Inc.*(a)	6,113,270
722,252	Toast, Inc., Class A*	13,260,547

		19,373,817

Life Sciences Tools & Services – 3.3%
600,415	QIAGEN NV*	29,744,559
122,067	Repligen Corp.*	21,830,463
1,067,768	Stevanato Group SPA (Italy)*	16,347,528

		67,922,550

Machinery – 11.8%
130,041	Chart Industries, Inc.*	18,594,563
147,473	IDEX Corp.	35,023,363
140,681	Lincoln Electric Holdings, Inc.	20,803,906
163,921	Nordson Corp.	38,765,677
144,578	RBC Bearings, Inc.*	34,260,649
216,936	Timken Co. (The)	16,482,797
268,743	Toro Co. (The)	29,827,786
170,271	Watts Water Technologies, Inc., Class A	26,979,440
218,949	Xylem, Inc.	24,598,920

		245,337,101

Oil, Gas & Consumable Fuels – 2.9%
369,444	Antero Resources Corp.*	13,503,178
121,487	Chesapeake Energy Corp.	12,573,905
201,136	Denbury, Inc.*	18,053,967
239,860	Matador Resources Co.	15,917,110

		60,048,160

Shares	Description	Value

Common Stocks – (continued)
Professional Services – 2.2%
223,478	Booz Allen Hamilton Holding Corp.	$ 23,778,059
169,527	Jacobs Solutions, Inc.	21,451,947

		45,230,006

Semiconductors & Semiconductor Equipment – 7.2%
968,569	Allegro MicroSystems, Inc. (Japan) *	30,161,239
276,098	Entegris, Inc.	21,339,614
663,103	Lattice Semiconductor Corp.*	48,293,791
448,278	MACOM Technology Solutions Holdings, Inc.*	30,792,216
216,810	MKS Instruments, Inc.	18,181,687

		148,768,547

Software – 9.4%
85,882	Bill.com Holdings, Inc.*	10,341,911
87,344	Coupa Software, Inc.*	5,523,635
151,086	CyberArk Software Ltd.*	22,522,390
403,289	DoubleVerify Holdings, Inc.*	10,566,172
706,128	Dynatrace, Inc.*	27,362,460
229,249	Elastic NV*	14,027,746
760,920	EverCommerce, Inc.*	5,075,336
159,681	Manhattan Associates, Inc.*	20,110,225
136,744	Paylocity Holding Corp.*	29,786,946
281,141	Procore Technologies, Inc.*	13,767,475
993,123	Qualtrics International, Inc., Class A*	10,189,442
295,131	Rapid7, Inc.*	8,676,851
629,585	Samsara, Inc., Class A*	5,999,945
394,941	Smartsheet, Inc., Class A*	12,140,486

		196,091,020

Specialty Retail – 2.7%
249,836	Five Below, Inc.*	40,188,619
215,128	Floor & Decor Holdings, Inc., Class A*	16,055,003

		56,243,622

Technology Hardware, Storage & Peripherals – 1.4%
1,033,455	Pure Storage, Inc., Class A*	30,166,551

Textiles, Apparel & Luxury Goods – 3.8%
256,511	Crocs, Inc.*	25,907,611
86,576	Deckers Outdoor Corp.*	34,533,435
704,320	Levi Strauss & Co., Class A	11,642,410
398,112	On Holding AG, Class A (Switzerland)*	7,731,335

		79,814,791

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 2.1%
1,327,630	Core & Main, Inc., Class A*	$ 27,614,704
126,295	SiteOne Landscape Supply, Inc.*	15,853,811

		43,468,515

TOTAL COMMON STOCKS (Cost $1,861,949,384)		$2,049,458,115

Shares	Dividend Rate	Value

Investment Company – 1.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
24,593,093	3.727%	$ 24,593,093
(Cost $24,593,093)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,886,542,477)		$2,074,051,208

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
663,932	3.727%	$ 663,932
(Cost $663,932)

TOTAL INVESTMENTS – 99.7% (Cost $1,887,206,409)		$2,074,715,140

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		5,260,677

NET ASSETS – 100.0%		$2,079,975,817

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Aerospace & Defense – 0.8%
5,980	Boeing Co. (The)*	$ 1,069,702

Air Freight & Logistics – 0.5%
2,955	United Parcel Service, Inc., Class B	560,652

Auto Components – 0.6%
7,614	Aptiv PLC*	812,185

Automobiles – 2.4%
16,055	Tesla, Inc.*	3,125,908

Beverages – 2.4%
29,772	Coca-Cola Co. (The)	1,893,797
11,638	Monster Beverage Corp.*	1,197,085

		3,090,882

Biotechnology – 3.4%
2,552	Alnylam Pharmaceuticals, Inc.*	562,946
2,132	Argenx SE ADR (Netherlands)*	848,472
7,792	BioMarin Pharmaceutical, Inc.*	786,836
7,039	Gilead Sciences, Inc.	618,235
4,037	Sarepta Therapeutics, Inc.*	495,784
9,011	Seagen, Inc.*	1,093,845

		4,406,118

Capital Markets – 1.7%
20,163	Charles Schwab Corp. (The)	1,664,254
4,178	Intercontinental Exchange, Inc.	452,519

		2,116,773

Chemicals – 2.9%
4,002	Linde PLC (United Kingdom)	1,346,593
9,593	Sherwin-Williams Co. (The)	2,390,384

		3,736,977

Commercial Services & Supplies – 0.5%
4,722	Waste Connections, Inc.	682,329

Construction Materials – 0.8%
2,652	Martin Marietta Materials, Inc.	971,905

Electronic Equipment, Instruments & Components – 0.9%
13,674	Amphenol Corp., Class A	1,099,800

Shares	Description	Value

Common Stocks – (continued)
Entertainment – 0.5%
9,280	Live Nation Entertainment, Inc.*	$ 675,213

Equity Real Estate Investment Trusts (REITs) – 1.8%
5,635	American Tower Corp. REIT	1,246,744
1,573	Equinix, Inc. REIT	1,086,392

		2,333,136

Food Products – 1.6%
17,733	McCormick & Co., Inc.	1,510,497
7,977	Mondelez International, Inc., Class A	539,325

		2,049,822

Health Care Equipment & Supplies – 3.5%
36,803	Boston Scientific Corp.*	1,666,072
3,130	Insulet Corp.*	937,028
7,049	Intuitive Surgical, Inc.*	1,905,979

		4,509,079

Health Care Providers & Services – 4.2%
3,274	Humana, Inc.	1,800,373
6,600	UnitedHealth Group, Inc.	3,615,216

		5,415,589

Health Care Technology – 0.7%
4,644	Veeva Systems, Inc., Class A*	884,032

Hotels, Restaurants & Leisure – 2.0%
629	Chipotle Mexican Grill, Inc.*	1,023,358
5,768	McDonald’s Corp.	1,573,453

		2,596,811

Household Products – 1.8%
15,406	Procter & Gamble Co. (The)	2,297,959

Interactive Media & Services – 5.4%
31,794	Alphabet, Inc., Class A*	3,210,876
33,137	Alphabet, Inc., Class C*	3,361,749
30,745	Snap, Inc., Class A*	316,981

		6,889,606

Internet & Direct Marketing Retail – 6.0%
70,958	Amazon.com, Inc.*	6,850,285
6,451	Etsy, Inc.*	852,113

		7,702,398

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – 7.5%
7,474	Accenture PLC, Class A	$ 2,249,151
10,999	Mastercard, Inc., Class A	3,920,044
13,657	PayPal Holdings, Inc.*	1,070,845
5,339	Snowflake, Inc., Class A*	762,943
7,690	Visa, Inc., Class A	1,668,730

		9,671,713

Life Sciences Tools & Services – 1.5%
5,079	Danaher Corp.	1,388,649
2,412	West Pharmaceutical Services, Inc.	566,000

		1,954,649

Machinery – 1.2%
3,352	Deere & Co.	1,478,232

Metals & Mining – 0.4%
13,584	Freeport-McMoRan, Inc.	540,643

Personal Products – 0.7%
4,007	Estee Lauder Cos., Inc. (The), Class A	944,811

Pharmaceuticals – 2.9%
13,054	Catalent, Inc.*	654,397
8,220	Eli Lilly & Co.	3,050,278

		3,704,675

Professional Services – 0.9%
6,547	Verisk Analytics, Inc.	1,202,749

Road & Rail – 1.8%
5,389	Old Dominion Freight Line, Inc.	1,630,765
3,147	Union Pacific Corp.	684,252

		2,315,017

Semiconductors & Semiconductor Equipment – 6.9%
3,785	KLA Corp.	1,488,073
33,872	Marvell Technology, Inc.	1,575,725
29,056	NVIDIA Corp.	4,917,147
7,845	ON Semiconductor Corp.*	589,944
3,372	Wolfspeed, Inc.*	306,582

		8,877,471

Software – 15.9%
2,111	Adobe, Inc.*	728,147

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
3,937	Atlassian Corp., Class A*	$ 517,912
5,654	Bill.com Holdings, Inc.*	680,855
1,196	HubSpot, Inc.*	362,424
54,677	Microsoft Corp.	13,950,290
14,065	Salesforce, Inc.*	2,253,916
3,619	ServiceNow, Inc.*	1,506,590
2,937	Zscaler, Inc.*	391,943

		20,392,077

Specialty Retail – 1.9%
2,825	RH*	810,295
14,129	Ross Stores, Inc.	1,662,559

		2,472,854

Technology Hardware, Storage & Peripherals – 11.5%
99,687	Apple, Inc.	14,756,667

Textiles, Apparel & Luxury Goods – 2.4%
3,117	Lululemon Athletica, Inc.*	1,185,426
17,501	NIKE, Inc., Class B	1,919,685

		3,105,111

TOTAL INVESTMENTS – 99.9% (Cost $65,845,356)		$128,443,545

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		95,233

NET ASSETS – 100.0%		$128,538,778

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Communications Equipment – 2.8%
305,887	Cisco Systems, Inc.	$ 15,208,702

Equity Real Estate Investment Trusts (REITs) – 6.5%
79,672	American Tower Corp. REIT	17,627,430
25,325	Equinix, Inc. REIT	17,490,711

		35,118,141

Interactive Media & Services – 6.1%
257,562	Alphabet, Inc., Class C*	26,129,665
683,536	Snap, Inc., Class A*	7,047,256

		33,176,921

Internet & Direct Marketing Retail – 10.5%
510,033	Amazon.com, Inc.*	49,238,586
8,506	MercadoLibre, Inc. (Brazil)*	7,918,958

		57,157,544

IT Services – 13.6%
68,218	Accenture PLC, Class A	20,528,843
143,382	Fidelity National Information Services, Inc.	10,406,665
186,705	PayPal Holdings, Inc.*	14,639,539
64,923	Snowflake, Inc., Class A*	9,277,497
88,516	Visa, Inc., Class A	19,207,972

		74,060,516

Road & Rail – 1.8%
330,899	Uber Technologies, Inc.*	9,642,397

Semiconductors & Semiconductor Equipment – 18.4%
27,362	ASML Holding NV (Netherlands)	16,639,380
53,224	KLA Corp.	20,925,016
331,162	Marvell Technology, Inc.	15,405,656
155,583	NVIDIA Corp.	26,329,311
107,186	ON Semiconductor Corp.*	8,060,387
68,687	Texas Instruments, Inc.	12,395,256

		99,755,006

Software – 35.3%
46,384	Adobe, Inc.*	15,999,233
56,833	Atlassian Corp., Class A*	7,476,381
106,530	Datadog, Inc., Class A*	8,072,843
28,199	HubSpot, Inc.*	8,545,143
272,457	Microsoft Corp.	69,514,679
99,959	Palo Alto Networks, Inc.*	16,983,034

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
30,757	Paycom Software, Inc.*	$ 10,429,699
98,618	Salesforce, Inc.*	15,803,535
37,356	ServiceNow, Inc.*	15,551,303
419,471	UiPath, Inc., Class A*	5,230,803
69,978	Workday, Inc., Class A*	11,749,306
44,655	Zscaler, Inc.*	5,959,210

		191,315,169

Technology Hardware, Storage & Peripherals – 4.4%
160,963	Apple, Inc.	23,827,353

TOTAL INVESTMENTS – 99.4% (Cost $415,183,214)		$539,261,749

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		3,368,615

NET ASSETS – 100.0%		$542,630,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Auto Components – 2.0%
3,987	Aptiv PLC*	$ 425,293

Automobiles – 1.7%
8,839	General Motors Co.	358,510

Banks – 3.5%
5,352	JPMorgan Chase & Co.	739,539

Capital Markets – 4.1%
485	BlackRock, Inc.	347,260
5,536	Morgan Stanley	515,236

		862,496

Chemicals – 2.6%
1,636	Linde PLC (United Kingdom)	550,481

Communications Equipment – 2.6%
11,006	Cisco Systems, Inc.	547,218

Consumer Finance – 1.8%
2,309	American Express Co.	363,875

Containers & Packaging – 2.1%
7,773	Ball Corp.	435,910

Diversified Telecommunication Services – 2.6%
27,891	AT&T, Inc.	537,738

Electric Utilities – 3.1%
7,534	NextEra Energy, Inc.	638,130

Electrical Equipment – 4.8%
3,021	Eaton Corp. PLC	493,782
1,907	Rockwell Automation, Inc.	503,868

		997,650

Entertainment – 1.4%
3,031	Walt Disney Co. (The)*	296,644

Equity Real Estate Investment Trusts (REITs) – 2.5%
2,359	American Tower Corp. REIT	521,929

Food Products – 1.8%
4,453	McCormick & Co., Inc.	379,307

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 2.3%
1,014	Cooper Cos., Inc. (The)	$ 320,779
1,449	Dexcom, Inc.*	168,490

		489,269

Health Care Providers & Services – 5.1%
5,469	CVS Health Corp.	557,182
927	Humana, Inc.	509,757

		1,066,939

Hotels, Restaurants & Leisure – 2.3%
1,733	McDonald’s Corp.	472,745

Household Products – 3.2%
4,509	Procter & Gamble Co. (The)	672,562

Industrial Conglomerates – 2.3%
5,632	General Electric Co.	484,183

Interactive Media & Services – 3.3%
6,837	Alphabet, Inc., Class A*	690,469

Internet & Direct Marketing Retail – 1.5%
2,329	Etsy, Inc.*	307,638

IT Services – 1.2%
3,290	PayPal Holdings, Inc.*	257,969

Life Sciences Tools & Services – 2.7%
2,086	Danaher Corp.	570,333

Machinery – 3.9%
780	Deere & Co.	343,980
4,132	Xylem, Inc.	464,230

		808,210

Media – 1.5%
8,429	New York Times Co. (The), Class A	308,923

Pharmaceuticals – 6.0%
7,246	Bristol-Myers Squibb Co.	581,709
1,818	Eli Lilly & Co.	674,623

		1,256,332

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 1.7%
1,151	Old Dominion Freight Line, Inc.	$ 348,304

Semiconductors & Semiconductor Equipment – 6.2%
456	Enphase Energy, Inc.*	146,189
2,676	Marvell Technology, Inc.	124,488
2,571	NVIDIA Corp.	435,090
2,159	Texas Instruments, Inc.	389,613
2,129	Wolfspeed, Inc.*	193,569

		1,288,949

Software – 6.7%
5,488	Microsoft Corp.	1,400,208

Specialty Retail – 2.1%
3,795	Ross Stores, Inc.	446,558

Technology Hardware, Storage & Peripherals – 5.7%
8,083	Apple, Inc.	1,196,526

Textiles, Apparel & Luxury Goods – 1.8%
3,459	NIKE, Inc., Class B	379,418

Water Utilities – 2.1%
2,854	American Water Works Co., Inc.	433,123

TOTAL COMMON STOCKS (Cost $16,602,120)		$20,533,378

Shares	Dividend Rate	Value

Investment Company – 1.4%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
297,345	3.727%	$ 297,345
(Cost $297,345)

TOTAL INVESTMENTS – 99.6% (Cost $16,899,465)		$20,830,723

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		76,043

NET ASSETS – 100.0%		$20,906,766

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Funds (“Underlying Money Market Fund”) are valued at the NAV per share on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2022:

LARGE CAP CORE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$16,485,712	$—	$—
North America	1,093,965,316	–	—
Investment Company	9,421,485	—	—

Total	$1,119,872,513	$—	$—

CONCENTRATED GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,600,231	$—	$—
North America	134,492,794	—	—
Investment Company	851,360	—	—

Total	$139,944,385	$—	$—

FLEXIBLE CAP FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$923,986	$—	$—
North America	44,062,242	—	—
Investment Company	802,844	—	—

Total	$45,789,072	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$7,403,834	$—	$—
North America	938,274,421	—	—
Investment Company	31,414,561	—	—

Total	$977,092,816	$—	$—

SMALL CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$187,576	$—	$—
Asia	256,924	—	—
North America	28,876,054	—	—
Investment Company	378,977	—	—
Securities Lending Reinvestment Vehicle	12,236	—	—

Total	$29,711,767	$—	$—

SMALL/MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$30,161,239	$—	$—
Europe	24,078,863	—	—
North America	1,995,218,013	—	—
Investment Company	24,593,093	—	—
Securities Lending Reinvestment Vehicle	663,932	—	—

Total	$2,074,715,140	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,195,065	$—	$—
North America	126,248,480	—	—

Total	$128,443,545	$—	$—

TECHNOLOGY OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$16,639,380	$—	$—
North America	514,703,411	—	—
South America	7,918,958	—	—

Total	$539,261,749	$—	$—

U.S. EQUITY ESG FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$550,481	$—	$—
North America	19,982,897	—	—
Investment Company	297,345	—	—

Total	$20,830,723	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of November 30, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Issuer Concentration Risk — Under normal circumstances, the Concentrated Growth Fund and the U.S. Equity ESG Fund intend to invest in up to approximately 40 and 50 companies, respectively. As a result of the relatively small number of issuers in which a Fund generally invests, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by a Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, a Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.